Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Depreciation	$ 15,322
Additions	272,274
Net book value Beginning balance	2,339,182	$ 2,519,232	$ 2,519,232
Net book value Ending balance	2,443,588	2,339,182	2,519,232
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	2,215,000		617,343
Net book value Ending balance		2,215,000
Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance			1,876,127
Net book value Ending balance
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	118,036		1,230
Net book value Ending balance		118,036
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance			2,178
Net book value Ending balance
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	2,361		19,388
Net book value Ending balance		2,361
Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	3,785		2,966
Net book value Ending balance		3,785
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,368,018	14,075,432	13,284,387
Additions		2,098,138	436,295
Impact of sale of RPK		(13,239,239)
Disposal			(150,670)
Foreign exchange movements	125,052	(566,313)	505,420
Cost , Ending balance	2,477,730	2,368,018	14,075,432
Cost [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,215,000	1,355,337	885,237
Additions		1,950,000	434,344
Impact of sale of RPK		(909,551)
Disposal
Foreign exchange movements	116,675	(180,786)	35,756
Cost , Ending balance	2,331,675	2,215,000	1,355,337
Cost [Member] | Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		12,502,023	12,135,221
Additions
Impact of sale of RPK		(12,148,749)
Disposal			(93,002)
Foreign exchange movements		(353,274)	459,804
Cost , Ending balance			12,502,023
Cost [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	136,661	1,538
Additions		141,806	1,502
Impact of sale of RPK
Disposal
Foreign exchange movements	7,232	(6,683)	36
Cost , Ending balance	142,266	136,661	1,538
Cost [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		32,716	92,255
Additions
Impact of sale of RPK		(28,983)
Disposal			(57,668)
Foreign exchange movements		(3,733)	(1,871)
Cost , Ending balance			32,716
Cost [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	11,418	48,862	42,439
Additions		3,776	412
Impact of sale of RPK		(25,610)
Disposal
Foreign exchange movements	776	(15,610)	6,011
Cost , Ending balance	3,789	11,418	48,862
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	4,939	134,956	129,235
Additions		2,556	37
Impact of sale of RPK		(126,346)
Disposal
Foreign exchange movements	369	(6,227)	5,684
Cost , Ending balance		4,939	134,956
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	28,836	2,828,169	1,124,883
Depreciation	14,396	23,005	1,605,959
Depreciation - RPK		261,501
Impact of sale of RPK		(2,741,987)
Disposal			(51,087)
Foreign exchange movements		(341,852)	148,414
Cost , Ending balance		28,836	2,828,169
Accumulated depreciation [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Depreciation
Depreciation - RPK
Impact of sale of RPK
Disposal
Foreign exchange movements
Cost , Ending balance
Accumulated depreciation [Member] | Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		2,723,166	1,053,249
Depreciation			1,541,644
Depreciation - RPK		255,023
Impact of sale of RPK		(2,662,688)
Disposal			(14,771)
Foreign exchange movements		(315,501)	143,044
Cost , Ending balance			2,723,166
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	18,625	308
Depreciation	13,784	19,216	300
Depreciation - RPK
Impact of sale of RPK
Disposal
Foreign exchange movements		(899)	8
Cost , Ending balance		18,625	308
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		21,364	30,519
Depreciation			29,928
Depreciation - RPK		2,202
Impact of sale of RPK		(19,866)
Disposal			(36,316)
Foreign exchange movements		(3,700)	(2,767)
Cost , Ending balance			21,364
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,578	38,570	14,771
Depreciation		1,261	21,330
Depreciation - RPK		3,236
Impact of sale of RPK		(34,669)
Disposal
Foreign exchange movements		(5,820)	2,469
Cost , Ending balance		2,578	38,570
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	7,633	44,761	26,344
Depreciation	612	2,528	12,757
Depreciation - RPK		1,040
Impact of sale of RPK		(24,764)
Disposal
Foreign exchange movements		(15,932)	5,660
Cost , Ending balance		7,633	44,761
Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		8,728,031
Impairment			8,728,031
Impact of sale of RPK		(8,728,031)
Cost , Ending balance			8,728,031
Impairment [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		737,994
Impairment			737,994
Impact of sale of RPK		(737,994)
Cost , Ending balance			737,994
Impairment [Member] | Plant and equipments [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		7,902,730
Impairment			7,902,730
Impact of sale of RPK		(7,902,730)
Cost , Ending balance			7,902,730
Impairment [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance
Impairment
Impact of sale of RPK
Cost , Ending balance
Impairment [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		9,174
Impairment			9,174
Impact of sale of RPK		(9,174)
Cost , Ending balance			9,174
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		76,998
Impairment			76,998
Impact of sale of RPK		(76,998)
Cost , Ending balance			76,998
Impairment [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		1,135
Impairment			1,135
Impact of sale of RPK		(1,135)
Cost , Ending balance			$ 1,135